BASIS OF CONSOLIDATION AND INVESTMENTS (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Trade receivables	R$ 3,269,764	R$ 3,233,164
Inventories	9,557,578	11,289,229
Other assets	927,062	776,500
Intangíible assets	10,536,481	10,788,054	R$ 7,657,050	R$ 7,657,050
Liabilities
Other payables current	(1,940,793)	(1,878,203)
Lease liabilities	(137,638)	(177,010)
Net assets	R$ 91,529,720	R$ 85,354,359
Appraisal Reports [Member]
Assets
Trade receivables			54,684	37,171
Inventories			164,460	134,309
Other assets			30,228	29,186
Property, plant and equipment			3,129,161	3,151,349
Intangíible assets			8,086	8,086
Liabilities
Trade payables			(278,538)	(253,186)
Other payables current			(34,301)	(42,074)
Lease liabilities			(24,430)	(42,257)
Other provisions			(64,125)	(66,490)
Net assets			R$ 2,985,225	R$ 2,956,094